Financial Assets - Summary of Loans Maturity (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Loans		¥ 611,638	¥ 450,251
Net value	[1]	608,920	450,251
Impairment [member]
Disclosure of financial assets [line items]
Loans		(2,718)
Not later than one year [member]
Disclosure of financial assets [line items]
Loans		213,937	167,498
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Loans		229,415	138,939
Later than five years and not later than ten years [member]
Disclosure of financial assets [line items]
Loans		129,596	99,501
After ten years [member]
Disclosure of financial assets [line items]
Loans		¥ 38,690	¥ 44,313

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.